UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Mortgage Backed Securities Central Fund Annual Report August 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mortgage Backed Securities Central Fund	(0.55)%	2.66%	3.78%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Backed Securities Central Fund on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. MBS Index performed over the same period.

Period Ending Values
$14,495	Fidelity® Mortgage Backed Securities Central Fund
$14,073	Bloomberg Barclays U.S. MBS Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds dipped below the waterline for the 12 months ending August 31, 2018, a period in which market interest rates rose overall and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. Longer-term bond yields declined through September 2017, as it became clear that changes to tax, health care and fiscal policies proposed by the Trump administration would take time to develop and implement. Yields then generally advanced through mid-May, driven by three policy-rate hikes, plans by the U.S. Federal Reserve to gradually reduce its balance sheet and tax reform passed by calendar year-end. Indications of robust employment and improved consumer sentiment reinforced the rate-tightening cycle. Longer-term yields moderated slightly by August 31, with spreads between shorter-term and longer-term Treasury bonds remaining tight, partly due to escalating trade tension. Within the Bloomberg Barclays index, asset-backed securities (+0.32%) topped all major market segments, followed by other securitized sectors. Conversely, safe-haven U.S. Treasury securities returned -1.54% and corporate bonds returned -1.01%. Outside the index, riskier, non-core fixed-income segments generally posted gains, while Treasury Inflation-Protected Securities (TIPS) rose 0.83%, according to Bloomberg Barclays, due to expectations for higher inflation.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the annual reporting period ending August 31, 2018, the fund returned -0.55%, roughly matching the -0.53% return of the benchmark, the Bloomberg Barclays U.S. MBS Index. Differences in the way fund holdings and benchmark holdings are priced detracted versus the benchmark. The fund’s yield-curve positioning worked to its advantage. Specifically, it helped that we owned more bonds with exposure to 10-year interest rates in the fund and had less exposure to securities with exposure to two-year rates. This benefited relative performance as the difference in yields of shorter- and longer-term securities narrowed. Overweighting securities made up of mortgages with interest rates of 4.5% and higher also contributed, as they outpaced lower-coupon securities. The fund’s underweighted exposure to securities made up of 15-year mortgages also provided a bright spot, as this segment lagged the benchmark. Our use of swaptions also provided a slight performance boost.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On December 1, 2017, Sean Corcoran became Co-Manager of the fund, replacing Lead Manager William Irving.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2018

% of fund's investments
Zero coupon bonds	0.1
1 - 1.99%	0.1
2 - 2.99%	9.2
3 - 3.99%	50.7
4 - 4.99%	27.5
5 - 5.99%	2.9
6 - 6.99%	1.1
7% and above	0.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2018*,**
U.S. Government and U.S. Government Agency Obligations	109.3%
Asset-Backed Securities	1.8%
Short-Term Investments and Net Other Assets (Liabilities)***	(11.1)%

 * Futures and Swaps - 3.0%

 ** Written options - (1.0)%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 98.9%
	Principal Amount	Value
Fannie Mae - 51.5%
12 month U.S. LIBOR + 1.445% 3.541% 4/1/37(a)(b)	101,708	105,196
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (a)(b)	35,248	36,526
12 month U.S. LIBOR + 1.495% 3.409% 1/1/35 (a)(b)	131,681	135,001
12 month U.S. LIBOR + 1.507% 4.2% 7/1/37 (a)(b)	28,883	29,968
12 month U.S. LIBOR + 1.553% 4.279% 6/1/36 (a)(b)	180,572	187,875
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (a)(b)	44,280	46,004
12 month U.S. LIBOR + 1.594% 4.161% 5/1/36 (a)(b)	210,008	219,694
12 month U.S. LIBOR + 1.617% 3.623% 3/1/33 (a)(b)	90,536	93,117
12 month U.S. LIBOR + 1.641% 3.366% 9/1/36 (a)(b)	84,709	88,401
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (a)(b)	56,408	58,726
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (a)(b)	90,166	94,593
12 month U.S. LIBOR + 1.718% 3.659% 5/1/35 (a)(b)	217,090	226,365
12 month U.S. LIBOR + 1.725% 2.583% 6/1/42 (a)(b)	297,182	307,275
12 month U.S. LIBOR + 1.728% 3.923% 11/1/36 (a)(b)	71,605	75,267
12 month U.S. LIBOR + 1.730% 2.786% 7/1/43 (a)(b)	5,357,606	5,537,155
12 month U.S. LIBOR + 1.741% 3.533% 3/1/40 (a)(b)	384,861	404,039
12 month U.S. LIBOR + 1.745% 3.681% 7/1/35 (a)(b)	95,053	99,224
12 month U.S. LIBOR + 1.750% 3.668% 8/1/41 (a)(b)	484,153	509,492
12 month U.S. LIBOR + 1.800% 2.722% 1/1/42 (a)(b)	800,225	835,112
12 month U.S. LIBOR + 1.800% 4.547% 7/1/41 (a)(b)	272,241	287,063
12 month U.S. LIBOR + 1.810% 3.56% 12/1/39 (a)(b)	148,752	154,141
12 month U.S. LIBOR + 1.812% 3.771% 12/1/40 (a)(b)	7,422,172	7,765,533
12 month U.S. LIBOR + 1.818% 2.691% 2/1/42 (a)(b)	1,081,214	1,126,573
12 month U.S. LIBOR + 1.818% 3.05% 9/1/41 (a)(b)	132,072	136,828
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (a)(b)	179,097	186,351
12 month U.S. LIBOR + 1.825% 3.769% 2/1/35 (a)(b)	904,231	946,964
12 month U.S. LIBOR + 1.830% 3.381% 10/1/41 (a)(b)	120,534	124,863
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (a)(b)	72,368	75,781
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (a)(b)	246,147	259,618
6 month U.S. LIBOR + 1.475% 3.647% 10/1/33 (a)(b)	1,770	1,801
6 month U.S. LIBOR + 1.505% 4.005% 1/1/35 (a)(b)	304,538	312,984
6 month U.S. LIBOR + 1.510% 3.86% 2/1/33 (a)(b)(c)	1,333	1,368
6 month U.S. LIBOR + 1.535% 3.58% 12/1/34 (a)(b)	47,674	48,879
6 month U.S. LIBOR + 1.535% 3.795% 3/1/35 (a)(b)	26,965	27,747
6 month U.S. LIBOR + 1.556% 3.654% 10/1/33 (a)(b)	16,933	17,266
6 month U.S. LIBOR + 1.565% 4.065% 7/1/35 (a)(b)	16,918	17,263
6 month U.S. LIBOR + 1.740% 4.24% 12/1/34 (a)(b)	6,055	6,338
6 month U.S. LIBOR + 1.960% 3.945% 9/1/35 (a)(b)	30,675	31,594
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (a)(b)	48,278	50,853
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.511% 6/1/36 (a)(b)	205,220	213,777
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.539% 10/1/33 (a)(b)	110,175	116,433
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.07% 7/1/34 (a)(b)	245,586	260,017
2.5% 9/1/33 (d)	37,500,000	36,461,295
2.5% 11/1/42 to 4/1/47	38,235,980	35,895,146
3% 8/1/25 to 6/1/48	711,710,135	691,698,178
3% 9/1/33 (d)	119,450,000	118,735,940
3% 9/1/48 (d)	2,500,000	2,418,233
3% 9/1/48 (d)	3,900,000	3,772,444
3.25% 12/1/41	46,920	46,360
3.4% 7/1/42 to 9/1/42	1,176,186	1,171,529
3.5% 11/1/20 to 10/1/56	1,263,941,587	1,265,076,501
3.5% 8/1/33	13,000,000	13,144,951
3.5% 9/1/33 (d)	10,000,000	10,106,032
3.5% 9/1/33 (d)	12,000,000	12,127,238
3.5% 9/1/48 (d)	7,000,000	6,958,129
3.5% 9/1/48 (d)	26,150,000	25,993,581
3.5% 9/1/48 (d)	83,950,000	83,447,845
3.5% 9/1/48 (d)	29,600,000	29,422,945
3.525% 5/1/42	25,809	25,903
3.65% 5/1/42 to 8/1/42	730,110	735,977
3.9% 4/1/42	149,990	153,077
4% 11/1/31 to 5/1/48	559,593,871	572,735,070
4% 9/1/48 (d)	136,000,000	138,447,347
4% 9/1/48 (d)	118,000,000	120,123,434
4% 9/1/48 (d)	13,800,000	14,048,334
4% 9/1/48 (d)	13,800,000	14,048,334
4% 9/1/48 (d)	27,550,000	28,045,768
4% 9/1/48 (d)	36,750,000	37,411,324
4% 9/1/48 (d)	27,600,000	28,096,668
4% 9/1/48 (d)	4,000,000	4,071,981
4% 9/1/48 (d)	600,000	610,797
4.025% 5/1/42 to 8/1/42	236,970	243,772
4.25% 11/1/41	225,190	233,483
4.5% 11/1/19 to 8/1/56(d)	227,324,606	237,646,356
4.5% 9/1/48 (d)	91,900,000	95,421,075
4.5% 9/1/48 (d)	63,100,000	65,517,626
4.5% 9/1/48 (d)	17,100,000	17,755,173
4.5% 9/1/48 (d)	52,200,000	54,200,001
4.5% 9/1/48 (d)	47,850,000	49,683,334
4.5% 9/1/48 (d)	47,850,000	49,683,334
4.5% 9/1/48 (d)	52,000,000	53,992,338
5% 12/1/18 to 8/1/56	65,026,820	69,370,171
5.255% 8/1/41	3,150,257	3,386,310
5.5% 9/1/21 to 5/1/44	37,703,817	41,049,184
6% 7/1/19 to 1/1/42	29,843,522	32,804,966
6.483% 2/1/39	4,529,763	4,869,158
6.5% 10/1/18 to 8/1/39	26,660,427	29,539,542
7% 9/1/21 to 7/1/37	1,821,293	2,029,545
7.5% 12/1/22 to 2/1/32	744,820	833,447
8% 8/1/29 to 3/1/37	21,023	24,427
8.5% 12/1/19 to 8/1/23	41	43
9.5% 10/1/18 to 2/1/25	748	780
		4,124,573,491
Freddie Mac - 22.1%
12 month U.S. LIBOR + 1.325% 3.075% 1/1/36 (a)(b)	73,019	74,384
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (a)(b)	28,741	29,522
12 month U.S. LIBOR + 1.375% 3.161% 3/1/36 (a)(b)	237,234	244,271
12 month U.S. LIBOR + 1.500% 3.413% 3/1/36 (a)(b)	165,163	168,944
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (a)(b)	72,230	74,797
12 month U.S. LIBOR + 1.750% 3.5% 12/1/40 (a)(b)	3,762,580	3,911,951
12 month U.S. LIBOR + 1.750% 4.5% 7/1/41 (a)(b)	1,044,028	1,096,655
12 month U.S. LIBOR + 1.754% 3.218% 9/1/41 (a)(b)	1,311,499	1,353,336
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (a)(b)	63,097	66,038
12 month U.S. LIBOR + 1.864% 4.239% 4/1/36 (a)(b)(c)	141,634	148,235
12 month U.S. LIBOR + 1.874% 4.125% 10/1/42 (a)(b)	651,271	677,692
12 month U.S. LIBOR + 1.877% 4.204% 4/1/41 (a)(b)	114,798	118,769
12 month U.S. LIBOR + 1.880% 3.173% 9/1/41 (a)(b)	137,525	142,231
12 month U.S. LIBOR + 1.910% 4.355% 5/1/41 (a)(b)	234,284	243,420
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (a)(b)	160,971	169,632
12 month U.S. LIBOR + 1.910% 4.586% 6/1/41 (a)(b)	225,541	234,457
12 month U.S. LIBOR + 1.910% 4.654% 6/1/41 (a)(b)	139,181	144,716
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (a)(b)	35,976	37,819
12 month U.S. LIBOR + 1.998% 4.293% 4/1/38 (a)(b)	181,311	191,073
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (a)(b)	100,212	105,874
12 month U.S. LIBOR + 2.084% 3.896% 3/1/33 (a)(b)	3,045	3,190
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (a)(b)	195,103	206,492
6 month U.S. LIBOR + 1.125% 3.376% 8/1/37 (a)(b)	59,417	60,141
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (a)(b)(e)(f)	64,267	65,754
6 month U.S. LIBOR + 1.608% 3.979% 12/1/35 (a)(b)	63,936	65,149
6 month U.S. LIBOR + 1.647% 4.073% 2/1/37 (a)(b)	240,099	248,011
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (a)(b)	91,845	95,183
6 month U.S. LIBOR + 1.746% 3.83% 5/1/37 (a)(b)	23,911	24,867
6 month U.S. LIBOR + 1.932% 3.988% 10/1/36 (a)(b)	313,375	325,272
6 month U.S. LIBOR + 1.976% 4.186% 10/1/35 (a)(b)	205,363	213,764
6 month U.S. LIBOR + 2.040% 4.54% 6/1/37 (a)(b)	70,890	74,252
6 month U.S. LIBOR + 2.066% 4.404% 6/1/37 (a)(b)	68,832	72,104
6 month U.S. LIBOR + 2.656% 4.837% 10/1/35 (a)(b)	261,609	277,192
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.907% 6/1/33 (a)(b)	262,720	273,672
U.S. TREASURY 1 YEAR INDEX + 2.275% 4.225% 6/1/33 (a)(b)	595,593	622,365
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.936% 3/1/35 (a)(b)	1,128,017	1,193,621
3% 6/1/31 to 12/1/46	400,293,753	388,716,772
3.5% 6/1/27 to 3/1/48	529,519,825	530,471,236
3.5% 8/1/47	41,564,703	41,415,120
3.5% 9/1/48 (d)	60,000,000	59,652,822
3.5% 9/1/48 (d)	27,500,000	27,340,877
4% 6/1/33 to 5/1/48	419,204,061	429,193,899
4% 4/1/48	1,442,702	1,470,072
4% 9/1/48 (d)	3,000,000	3,054,689
4.5% 6/1/25 to 7/1/47	127,958,429	133,959,579
4.5% 9/1/48 (d)	67,300,000	69,910,096
5% 3/1/19 to 7/1/41	37,362,632	39,875,309
5.5% 10/1/19 to 6/1/41	17,016,939	18,459,767
6% 2/1/19 to 12/1/37	3,491,349	3,855,301
6.5% 7/1/21 to 9/1/39	6,147,039	6,843,491
7% 6/1/21 to 9/1/36	1,740,087	1,951,828
7.5% 6/1/26 to 6/1/32	37,118	41,963
8% 7/1/24 to 1/1/37	50,900	58,196
8.5% 9/1/19 to 9/1/29	43,257	48,211
9% 10/1/20	19	20
9.5% 5/1/21 to 7/1/21	25	26
10% 2/1/20 to 11/1/20	39	39
11% 9/1/20	3	3
		1,769,374,161
Ginnie Mae - 25.3%
3.5% 11/15/40 to 1/20/48	728,659,578	732,876,753
4% 2/15/39 to 6/20/47	243,807,508	251,099,317
4.5% 6/20/33 to 8/15/41	108,702,185	114,078,880
5% 12/15/32 to 9/15/41	30,220,654	32,459,387
5.5% 6/15/33 to 9/15/39	3,511,768	3,841,967
6% 10/15/30 to 5/15/40	4,531,331	5,037,816
7% 10/15/22 to 3/15/33	1,765,790	1,995,859
7.5% 11/15/21 to 9/15/31	742,809	822,995
8% 11/15/21 to 11/15/29	216,566	237,779
8.5% 10/15/21 to 1/15/31	45,920	52,283
9% 9/15/19 to 1/15/23	625	663
9.5% 12/15/20 to 3/15/23	318	333
3% 5/15/42 to 6/20/48	500,758,133	490,966,488
3% 9/1/48 (d)	3,000,000	2,933,289
3.5% 9/1/48 (d)(e)	69,550,000	69,754,094
4% 9/1/48 (d)	12,100,000	12,386,950
4% 9/1/48 (d)	17,000,000	17,403,153
4.5% 9/1/48 (d)	51,800,000	53,816,165
4.5% 9/1/48 (d)	23,300,000	24,206,885
4.5% 9/1/48 (d)	74,750,000	77,659,427
4.5% 9/1/48 (d)	89,700,000	93,191,312
4.5% 9/1/48 (d)	35,450,000	36,829,788
6.5% 3/20/31 to 6/15/37	527,246	592,771
11% 9/20/19	210	216
		2,022,244,570
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $8,074,986,210)		7,916,192,222

Asset-Backed Securities - 1.8%
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.23% 5/25/29 (a)(b)	$6,094,403	$6,148,659
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.1853% 7/25/29 (a)(b)	9,458,051	9,537,094
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.6756% 9/28/30 (a)(b)	14,550,558	14,562,239
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.4214% 11/25/26 (a)(b)(g)	11,807,826	11,764,232
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.4714% 5/25/26 (a)(b)	21,043,000	20,945,600
Navient Student Ln Trust 2018-2 1 month U.S. LIBOR + 0.240% 2.3048% 3/25/67 (a)(b)(g)	19,262,731	19,267,772
Navient Student Loan Trust:
Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.6648% 7/26/66 (a)(b)(g)	4,550,000	4,575,509
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.240% 2.3048% 9/27/66 (a)(b)(g)	9,024,529	9,025,151
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8106% 12/15/27 (a)(b)(g)	19,283,029	19,352,745
Series 2004-1 Class A4, 3 month U.S. LIBOR + 0.260% 2.5953% 10/27/25 (a)(b)	26,413,000	26,418,856
Series 2006-5 Class A5, 3 month U.S. LIBOR + 0.110% 2.4453% 1/25/27 (a)(b)	1,807,011	1,804,484
Series 2007-01 Class A5, 3 month U.S. LIBOR + 0.090% 2.4253% 1/26/26 (a)(b)	1,164,471	1,161,338
TOTAL ASSET-BACKED SECURITIES
(Cost $144,577,071)		144,563,679

Collateralized Mortgage Obligations - 12.9%
U.S. Government Agency - 12.9%
Fannie Mae:
floater:	$	$
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.8648% 2/25/32 (a)(b)	32,894	33,436
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.0774% 3/18/32 (a)(b)	59,072	60,369
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.0648% 4/25/32 (a)(b)	72,656	74,306
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.0648% 10/25/32 (a)(b)	94,022	96,130
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.8148% 1/25/32 (a)(b)	34,022	34,542
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.0353% 12/25/33 (a)(c)(h)	1,089,969	223,225
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.6153% 11/25/36 (a)(c)(h)	817,051	123,044
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 2.3648% 1/25/43 (a)(b)	8,445,140	8,452,361
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 2.4148% 5/25/47 (a)(b)	20,052,699	20,077,923
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 2.3648% 5/25/48 (a)(b)	11,777,998	11,756,381
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 2.3648% 6/25/48 (a)(b)	56,548,648	56,351,881
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	36,028	37,647
Series 1993-207 Class H, 6.5% 11/25/23	476,936	505,155
Series 1996-28 Class PK, 6.5% 7/25/25	163,332	173,353
Series 1999-17 Class PG, 6% 4/25/29	489,116	523,794
Series 1999-32 Class PL, 6% 7/25/29	473,402	507,551
Series 1999-33 Class PK, 6% 7/25/29	359,262	385,675
Series 2001-52 Class YZ, 6.5% 10/25/31	43,454	48,204
Series 2003-28 Class KG, 5.5% 4/25/23	278,823	289,248
Series 2005-102 Class CO 11/25/35 (i)	264,772	231,539
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 12.1817% 8/25/35 (a)(h)	85,530	98,174
Series 2005-81 Class PC, 5.5% 9/25/35	656,095	708,494
Series 2006-12 Class BO 10/25/35 (i)	1,193,002	1,044,849
Series 2006-37 Class OW 5/25/36 (i)	106,027	89,326
Series 2006-45 Class OP 6/25/36 (i)	369,159	311,326
Series 2006-62 Class KP 4/25/36 (i)	588,454	497,699
Series 2012-149:
Class DA, 1.75% 1/25/43	1,887,764	1,794,499
Class GA, 1.75% 6/25/42	1,888,803	1,793,431
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	100,965	112,109
Series 1999-25 Class Z, 6% 6/25/29	377,387	409,107
Series 2001-20 Class Z, 6% 5/25/31	529,783	573,045
Series 2001-31 Class ZC, 6.5% 7/25/31	283,055	311,380
Series 2002-16 Class ZD, 6.5% 4/25/32	146,071	162,158
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.4853% 11/25/32 (a)(c)(h)	688,224	85,103
Series 2012-67 Class AI, 4.5% 7/25/27 (c)	1,639,425	155,202
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.5753% 12/25/36 (a)(c)(h)	531,537	93,206
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.3753% 5/25/37 (a)(c)(h)	319,066	48,081
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 13.9596% 9/25/23 (a)(h)	21,849	24,906
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.0353% 3/25/33 (a)(c)(h)	76,492	13,018
Series 2005-72 Class ZC, 5.5% 8/25/35	4,005,721	4,268,140
Series 2005-79 Class ZC, 5.9% 9/25/35	1,998,974	2,204,058
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 28.2315% 6/25/37 (a)(h)	263,646	467,010
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 27.2115% 7/25/37 (a)(h)	404,064	707,616
Class SB, 39.600% - 1 month U.S. LIBOR 27.2115% 7/25/37 (a)(h)	161,444	251,286
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.2853% 3/25/38 (a)(c)(h)	2,139,273	295,389
Series 2009-76 Class MI, 5.5% 9/25/24 (c)	5,412	97
Series 2009-85 Class IB, 4.5% 8/25/24 (c)	81,074	1,941
Series 2009-93 Class IC, 4.5% 9/25/24 (c)	103,192	2,137
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.2953% 6/25/21 (a)(c)(h)	42,184	685
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.9853% 12/25/40 (a)(c)(h)	1,993,351	251,356
Class ZA, 4.5% 12/25/40	1,126,274	1,172,670
Series 2010-139 Class NI, 4.5% 2/25/40 (c)	1,679,951	159,731
Series 2010-150 Class ZC, 4.75% 1/25/41	7,454,469	7,931,470
Series 2010-17 Class DI, 4.5% 6/25/21 (c)	36,365	666
Series 2010-29 Class LI, 4.5% 6/25/19 (c)	5,155	39
Series 2010-95 Class ZC, 5% 9/25/40	14,883,166	15,983,455
Series 2010-97 Class CI, 4.5% 8/25/25 (c)	352,114	12,932
Series 2011-39 Class ZA, 6% 11/25/32	1,440,261	1,578,984
Series 2011-4 Class PZ, 5% 2/25/41	3,009,535	3,317,814
Series 2011-67 Class AI, 4% 7/25/26 (c)	537,975	45,940
Series 2011-83 Class DI, 6% 9/25/26 (c)	644,619	50,321
Series 2012-100 Class WI, 3% 9/25/27 (c)	6,952,712	631,604
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.5853% 12/25/30 (a)(c)(h)	2,440,824	257,040
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.4853% 6/25/41 (a)(c)(h)	3,410,204	427,458
Series 2013-133 Class IB, 3% 4/25/32 (c)	4,749,960	430,909
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.9853% 1/25/44 (a)(c)(h)	2,142,226	310,071
Series 2013-51 Class GI, 3% 10/25/32 (c)	1,572,632	150,866
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.6553% 6/25/35 (a)(c)(h)	1,719,043	259,159
Series 2015-42 Class IL, 6% 6/25/45 (c)	9,347,569	2,075,177
Series 2015-70 Class JC, 3% 10/25/45	10,164,585	10,051,979
Series 2017-30 Class AI, 5.5% 5/25/47	4,583,790	1,011,902
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (c)	307,542	65,202
Series 343 Class 16, 5.5% 5/25/34 (c)	263,646	48,076
Series 348 Class 14, 6.5% 8/25/34 (a)(c)	189,619	42,916
Series 351:
Class 12, 5.5% 4/25/34 (a)(c)	121,390	22,701
Class 13, 6% 3/25/34 (c)	166,906	33,482
Series 359 Class 19, 6% 7/25/35 (a)(c)	100,722	20,573
Series 384 Class 6, 5% 7/25/37 (c)	1,304,208	245,757
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.8627% 1/15/32 (a)(b)	27,120	27,563
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.9627% 3/15/32 (a)(b)	35,980	36,684
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.0627% 3/15/32 (a)(b)	37,563	38,394
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.9627% 6/15/31 (a)(b)	70,278	71,582
Class FG, 1 month U.S. LIBOR + 0.900% 2.9627% 3/15/32 (a)(b)	20,924	21,324
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 2.4127% 8/15/47 (a)(b)	10,192,345	10,207,380
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.3127% 5/15/37 (a)(b)	1,579,725	1,577,728
planned amortization class:
Series 2006-15 Class OP 3/25/36 (i)	1,098,275	929,544
Series 2095 Class PE, 6% 11/15/28	562,927	604,599
Series 2101 Class PD, 6% 11/15/28	53,411	57,504
Series 2121 Class MG, 6% 2/15/29	230,099	247,124
Series 2131 Class BG, 6% 3/15/29	1,601,577	1,723,237
Series 2137 Class PG, 6% 3/15/29	249,975	269,525
Series 2154 Class PT, 6% 5/15/29	405,976	436,975
Series 2162 Class PH, 6% 6/15/29	92,720	99,612
Series 2520 Class BE, 6% 11/15/32	542,394	595,055
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.5373% 3/15/23 (a)(c)(h)	21,032	1,063
Series 2693 Class MD, 5.5% 10/15/33	1,389,146	1,504,416
Series 2802 Class OB, 6% 5/15/34	839,103	895,516
Series 2937 Class KC, 4.5% 2/15/20	139,415	139,741
Series 2962 Class BE, 4.5% 4/15/20	429,026	433,321
Series 3002 Class NE, 5% 7/15/35	1,474,438	1,553,879
Series 3110 Class OP 9/15/35 (i)	674,081	605,981
Series 3119 Class PO 2/15/36 (i)	1,324,453	1,117,165
Series 3121 Class KO 3/15/36 (i)	227,798	193,969
Series 3123 Class LO 3/15/36 (i)	728,810	616,611
Series 3145 Class GO 4/15/36 (i)	702,922	595,751
Series 3189 Class PD, 6% 7/15/36	1,286,619	1,424,269
Series 3225 Class EO 10/15/36 (i)	394,897	333,526
Series 3258 Class PM, 5.5% 12/15/36	668,637	712,336
Series 3415 Class PC, 5% 12/15/37	507,323	535,568
Series 3786 Class HI, 4% 3/15/38 (c)	1,554,037	112,405
Series 3806 Class UP, 4.5% 2/15/41	4,087,717	4,222,136
Series 3832 Class PE, 5% 3/15/41	4,305,283	4,595,939
Series 4135 Class AB, 1.75% 6/15/42	1,413,214	1,343,077
sequential payer:
Series 2135 Class JE, 6% 3/15/29	99,835	107,345
Series 2274 Class ZM, 6.5% 1/15/31	131,995	145,056
Series 2281 Class ZB, 6% 3/15/30	318,726	340,148
Series 2303 Class ZV, 6% 4/15/31	133,106	143,572
Series 2357 Class ZB, 6.5% 9/15/31	1,015,052	1,126,333
Series 2502 Class ZC, 6% 9/15/32	266,333	291,023
Series 2519 Class ZD, 5.5% 11/15/32	426,158	445,736
Series 2546 Class MJ, 5.5% 3/15/23	170,454	176,731
Series 2601 Class TB, 5.5% 4/15/23	82,063	85,347
Series 2998 Class LY, 5.5% 7/15/25	251,471	263,646
Series 3871 Class KB, 5.5% 6/15/41	6,352,564	7,024,191
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.5373% 2/15/36 (a)(c)(h)	433,835	71,282
Series 2013-4281 Class AI, 4% 12/15/28 (c)	5,255,401	414,696
Series 2017-4683 Class LM, 3% 5/15/47	11,604,165	11,466,663
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 33.3925% 8/15/24 (a)(h)	8,954	11,468
Class SD, 86.400% - 1 month U.S. LIBOR 59.635% 8/15/24 (a)(h)	13,172	20,210
Series 2933 Class ZM, 5.75% 2/15/35	4,260,851	4,772,425
Series 2935 Class ZK, 5.5% 2/15/35	4,833,620	5,247,805
Series 2947 Class XZ, 6% 3/15/35	1,835,907	2,008,481
Series 2996 Class ZD, 5.5% 6/15/35	3,204,638	3,529,424
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.5273% 10/15/35 (a)(c)(h)	675,568	106,950
Series 3237 Class C, 5.5% 11/15/36	4,855,829	5,288,036
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.5973% 11/15/36 (a)(c)(h)	1,636,473	256,096
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.6873% 3/15/37 (a)(c)(h)	2,308,068	385,737
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.6973% 4/15/37 (a)(c)(h)	3,487,528	598,059
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.5173% 6/15/37 (a)(c)(h)	1,165,106	167,779
Series 3772 Class BI, 4.5% 10/15/18 (c)	4,767	8
Series 3949 Class MK, 4.5% 10/15/34	1,052,546	1,091,850
Series 4055 Class BI, 3.5% 5/15/31 (c)	4,524,729	470,216
Series 4149 Class IO, 3% 1/15/33 (c)	697,473	85,925
Series 4314 Class AI, 5% 3/15/34 (c)	1,590,554	154,751
Series 4427 Class LI, 3.5% 2/15/34 (c)	7,590,756	980,175
Series 4471 Class PA 4% 12/15/40	11,553,835	11,788,468
target amortization class Series 2156 Class TC, 6.25% 5/15/29	296,813	313,742
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.9627% 2/15/24 (a)(b)	113,617	114,795
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	208,517	224,052
Series 2056 Class Z, 6% 5/15/28	412,766	443,090
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795:
Class FA, 1 month U.S. LIBOR + 0.300% 2.3627% 5/15/48 (a)(b)	34,889,413	34,745,452
Class FB, 1 month U.S. LIBOR + 0.300% 2.3627% 6/15/48 (a)(b)	77,378,233	77,260,332
Series 4386 Class AZ, 4.5% 11/15/40	11,901,050	12,242,622
Freddie Mac Seasoned Credit Risk Transfer Series:
sequential payer:
Series 2018-2 Class MA, 3.5% 11/25/57	6,751,394	6,731,649
Series 2018-3 Class MA, 3.5% 8/25/57	102,424,112	101,882,851
Series 2018-3 Class M55D, 4% 8/25/57	4,518,325	4,589,257
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	13,886,420	13,895,583
Class A2, 3.5% 6/25/28	3,340,000	3,294,828
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.6265% 6/16/37 (a)(c)(h)	718,785	118,980
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.6269% 3/20/60 (a)(b)(j)	9,227,519	9,262,525
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.4069% 7/20/60 (a)(b)(j)	1,101,586	1,099,852
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.3999% 9/20/60 (a)(b)(j)	1,357,541	1,354,513
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.3999% 8/20/60 (a)(b)(j)	1,477,517	1,474,128
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.4799% 12/20/60 (a)(b)(j)	2,634,377	2,634,074
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.5999% 12/20/60 (a)(b)(j)	4,075,602	4,086,297
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.5999% 2/20/61 (a)(b)(j)	8,172,503	8,189,864
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.5899% 2/20/61 (a)(b)(j)	10,944,441	10,965,397
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.5999% 4/20/61 (a)(b)(j)	3,565,972	3,575,641
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.5999% 5/20/61 (a)(b)(j)	4,531,639	4,545,777
Class FC, 1 month U.S. LIBOR + 0.500% 2.5999% 5/20/61 (a)(b)(j)	4,042,523	4,054,043
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.6299% 6/20/61 (a)(b)(j)	5,045,735	5,061,902
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.6499% 9/20/61 (a)(b)(j)	11,395,972	11,445,260
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.6999% 10/20/61 (a)(b)(j)	5,682,829	5,711,649
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.7999% 11/20/61 (a)(b)(j)	4,942,890	4,981,726
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.7999% 1/20/62 (a)(b)(j)	3,174,528	3,198,250
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.7299% 1/20/62 (a)(b)(j)	4,656,394	4,684,643
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.7299% 3/20/62 (a)(b)(j)	2,880,299	2,895,051
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.7499% 5/20/61 (a)(b)(j)	766,675	768,245
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.6199% 10/20/62 (a)(b)(j)	163,153	163,678
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.6299% 7/20/60 (a)(b)(j)	5,771,096	5,774,462
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.4599% 3/20/63 (a)(b)(j)	193,507	193,372
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.6999% 1/20/64 (a)(b)(j)	4,667,649	4,690,824
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.6999% 12/20/63 (a)(b)(j)	13,082,808	13,157,969
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.5999% 6/20/64 (a)(b)(j)	3,960,956	3,972,735
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.3999% 3/20/65 (a)(b)(j)	534,024	533,495
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.3799% 5/20/63 (a)(b)(j)	3,276,878	3,273,819
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.2999% 4/20/63 (a)(b)(j)	4,957,961	4,951,162
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.4999% 12/20/62 (a)(b)(j)	9,546,319	9,545,010
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.3274% 10/20/47 (a)(b)	9,815,029	9,800,284
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.3774% 5/20/48 (a)(b)	12,176,089	12,189,065
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.3774% 6/20/48 (a)(b)	13,747,669	13,747,655
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 2.3774% 6/20/48 (a)(b)	17,658,029	17,686,225
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	253,986	284,456
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.8452% 12/20/40 (a)(h)	7,292,000	7,402,072
Series 2011-136 Class WI, 4.5% 5/20/40 (c)	1,111,385	130,825
Series 2017-134 Class BA, 2.5% 11/20/46	1,780,416	1,708,475
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	2,225,598	2,373,241
Series 2010-160 Class DY, 4% 12/20/40	19,868,240	20,488,641
Series 2010-170 Class B, 4% 12/20/40	4,470,165	4,609,799
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.5999% 9/20/62 (a)(b)(j)	29,247,677	29,267,129
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.7499% 11/20/65 (a)(b)(j)	3,864,842	3,870,821
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.4365% 5/16/34 (a)(c)(h)	389,094	54,873
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.1365% 8/17/34 (a)(c)(h)	477,715	84,920
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 27.819% 6/16/37 (a)(h)	27,597	44,177
Series 2010-116 Class QB, 4% 9/16/40	1,409,191	1,449,706
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.8865% 2/16/40 (a)(c)(h)	2,963,907	346,977
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.4069% 5/20/60 (a)(b)(j)	3,509,168	3,503,823
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.0226% 7/20/41 (a)(c)(h)	1,851,842	262,974
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.6365% 6/16/42 (a)(c)(h)	1,468,433	220,836
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.8968% 4/20/39 (a)(h)	2,614,551	2,652,657
Class ST, 8.800% - 1 month U.S. LIBOR 6.0302% 8/20/39 (a)(h)	8,178,706	8,369,988
Series 2013-149 Class MA, 2.5% 5/20/40	24,068,327	23,381,643
Series 2014-2 Class BA, 3% 1/20/44	31,908,809	31,408,986
Series 2014-21 Class HA, 3% 2/20/44	14,434,214	14,225,097
Series 2014-25 Class HC, 3% 2/20/44	21,246,214	20,896,956
Series 2014-5 Class A, 3% 1/20/44	19,227,408	18,927,346
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	32,573,667	32,410,066
Series 2015-H17:
Class GZ, 4.4009% 5/20/65 (a)(j)	819,532	830,702
Class HA, 2.5% 5/20/65 (j)	15,469,796	15,391,111
Series 2015-H21 Class HA, 2.5% 6/20/63 (j)	697,706	695,079
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.83% 5/20/66 (a)(b)(j)	31,666,495	31,787,034
Series 2017-186 Class HK, 3% 11/16/45	18,518,132	18,170,245
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.68% 8/20/66 (a)(b)(j)	32,226,820	32,273,011
		1,033,095,108
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,042,974,842)		1,033,095,108

Commercial Mortgage Securities - 5.4%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	58,481,009	55,655,762
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.3014% 7/25/20 (a)(b)	17,300,000	17,309,531
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.2814% 10/25/19 (a)(b)	34,700,000	34,703,963
sequential payer:
Series 2017-K066 Class A2, 3.117% 6/25/27	16,292,000	16,009,518
Series K061 Class A2, 3.347% 11/25/26	4,000,000	4,009,359
Series K069 Class A2, 3.187% 9/25/27	22,330,000	22,008,305
Series K072 Class A2, 3.444% 12/25/27	5,500,000	5,512,327
Series K073 Class A2, 3.35% 1/25/28	41,900,000	41,680,721
Series K155:
Class A1, 3.75% 11/25/29	1,447,389	1,480,721
Class A2, 3.75% 11/25/32	22,000,000	22,375,756
Series 2018-K075 Class A2, 3.65% 2/25/28	51,370,000	52,283,318
Series K076 Class A2, 3.9% 6/25/51	10,100,000	10,484,221
Series K077 Class A2, 3.85% 5/25/28	54,830,000	56,704,544
Series K079:
Class A1, 3.729% 2/25/28	5,154,000	5,292,489
Class A2, 3.926% 6/25/28	36,442,000	37,896,761
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	47,300,000	48,896,616
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $433,488,675)		432,303,912
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.97% (k)
(Cost $167,473,927)	167,440,439	167,473,927

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.085% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	65,900,000	$1,751,915
Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.085% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	65,900,000	2,240,109
TOTAL PURCHASED SWAPTIONS
(Cost $4,077,562)			3,992,024
TOTAL INVESTMENT IN SECURITIES - 121.2%
(Cost $9,867,578,287)			9,697,620,872
NET OTHER ASSETS (LIABILITIES) - (21.2)%			(1,696,185,506)
NET ASSETS - 100%			$8,001,435,366

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 9/1/33	$(9,900,000)	$(9,625,782)
3% 9/1/33	(27,575,000)	(27,410,159)
3% 9/1/33	(27,600,000)	(27,435,010)
3% 9/1/33	(27,550,000)	(27,385,309)
3% 9/1/33	(36,775,000)	(36,555,163)
3.5% 9/1/33	(17,100,000)	(17,281,315)
3.5% 9/1/48	(13,400,000)	(13,319,847)
3.5% 9/1/48	(60,000,000)	(59,641,104)
3.5% 9/1/48	(27,500,000)	(27,335,506)
4% 9/1/48	(20,600,000)	(20,970,701)
4% 9/1/48	(14,400,000)	(14,659,131)
4% 9/1/48	(600,000)	(610,797)
4.5% 9/1/48	(17,100,000)	(17,755,173)
4.5% 9/1/48	(51,800,000)	(53,784,676)
4.5% 9/1/48	(74,750,000)	(77,613,986)
4.5% 9/1/48	(89,700,000)	(93,136,783)
4.5% 9/1/48	(35,450,000)	(36,808,238)

TOTAL FANNIE MAE		(561,328,680)

Ginnie Mae
3.5% 9/1/48	(69,550,000)	(69,754,094)
TOTAL TBA SALE COMMITMENTS
(Proceeds $631,169,383)		$(631,082,774)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.94% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	40,100,000	$(1,306,102)
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.94% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	40,100,000	(1,245,494)
TOTAL WRITTEN SWAPTIONS			$(2,551,596)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	310	Dec. 2018	$65,521,406	$(34,514)	$(34,514)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	234	Dec. 2018	26,535,234	(38,861)	(38,861)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	109	Dec. 2018	15,719,844	(76,025)	(76,025)

TOTAL PURCHASED					(149,400)

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	57	Dec. 2018	6,855,141	13,245	13,247
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2,600	Dec. 2018	332,921,875	116,389	116,389
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	44	Dec. 2018	7,009,750	45,278	45,278

TOTAL SOLD					174,914

TOTAL FUTURES CONTRACTS					$25,514

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

The notional amount of futures sold as a percentage of Net Assets is 4.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $240,130,185.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,771,163.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $130,590.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,985,409 or 0.8% of net assets.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,363,345
Total	$2,363,345

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$7,916,192,222	$--	$7,916,192,222	$--
Asset-Backed Securities	144,563,679	--	144,563,679	--
Collateralized Mortgage Obligations	1,033,095,108	--	1,033,095,108	--
Commercial Mortgage Securities	432,303,912	--	432,303,912	--
Money Market Funds	167,473,927	167,473,927	--	--
Purchased Swaptions	3,992,024	--	3,992,024	--
Total Investments in Securities:	$9,697,620,872	$167,473,927	$9,530,146,945	$--
Derivative Instruments:
Assets
Futures Contracts	$174,914	$174,914	$--	$--
Total Assets	$174,914	$174,914	$--	$--
Liabilities
Futures Contracts	$(149,400)	$(149,400)	$--	$--
Written Swaptions	(2,551,596)	--	(2,551,596)	--
Total Liabilities	$(2,700,996)	$(149,400)	$(2,551,596)	$--
Total Derivative Instruments:	$(2,526,082)	$25,514	$(2,551,596)	$--
Other Financial Instruments:
TBA Sale Commitments	$(631,082,774)	$--	$(631,082,774)	$--
Total Other Financial Instruments:	$(631,082,774)	$--	$(631,082,774)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$174,914	$(149,400)
Purchased Swaptions(b)	3,992,024	0
Written Swaptions(c)	0	(2,551,596)
Total Interest Rate Risk	4,166,938	(2,700,996)
Total Value of Derivatives	$4,166,938	$(2,700,996)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,700,104,360)	$9,530,146,945
Fidelity Central Funds (cost $167,473,927)	167,473,927
Total Investment in Securities (cost $9,867,578,287)		$9,697,620,872
Cash		1,124,534
Receivable for investments sold		66,117,405
Receivable for premium on written options		2,571,213
Receivable for TBA sale commitments		631,169,383
Interest receivable		22,434,443
Distributions receivable from Fidelity Central Funds		241,695
Other receivables		106,528
Total assets		10,421,386,073
Liabilities
Payable for investments purchased
Regular delivery	$120,606,492
Delayed delivery	1,665,377,845
TBA sale commitments, at value	631,082,774
Payable for daily variation margin on futures contracts	152,406
Written options, at value (premium receivable $2,571,213)	2,551,596
Other payables and accrued expenses	179,594
Total liabilities		2,419,950,707
Net Assets		$8,001,435,366
Net Assets consist of:
Paid in capital		$8,217,974,943
Distributions in excess of net investment income		(9,978,386)
Accumulated undistributed net realized gain (loss) on investments		(36,735,515)
Net unrealized appreciation (depreciation) on investments		(169,825,676)
Net Assets, for 75,934,469 shares outstanding		$8,001,435,366
Net Asset Value, offering price and redemption price per share ($8,001,435,366 ÷ 75,934,469 shares)		$105.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2018
Investment Income
Interest		$192,113,530
Income from Fidelity Central Funds		2,363,345
Total income		194,476,875
Expenses
Custodian fees and expenses	$209,388
Independent directors' fees and expenses	28,499
Miscellaneous	180
Total expenses before reductions	238,067
Expense reductions	(4,617)
Total expenses after reductions		233,450
Net investment income (loss)		194,243,425
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(44,942,104)
Fidelity Central Funds	(3,741)
Futures contracts	6,849,852
Swaps	1,678,365
Total net realized gain (loss)		(36,417,628)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(192,163,116)
Futures contracts	663,433
Swaps	455,853
Written options	19,617
Delayed delivery commitments	1,012,198
Total change in net unrealized appreciation (depreciation)		(190,012,015)
Net gain (loss)		(226,429,643)
Net increase (decrease) in net assets resulting from operations		$(32,186,218)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$194,243,425	$158,692,442
Net realized gain (loss)	(36,417,628)	(6,799,461)
Change in net unrealized appreciation (depreciation)	(190,012,015)	(84,492,735)
Net increase (decrease) in net assets resulting from operations	(32,186,218)	67,400,246
Distributions to shareholders from net investment income	(188,730,847)	(177,762,578)
Distributions to shareholders from net realized gain	–	(11,608,780)
Total distributions	(188,730,847)	(189,371,358)
Affiliated share transactions
Proceeds from sales of shares	1,508,616,488	417,730,000
Reinvestment of distributions	188,730,827	137,788,248
Cost of shares redeemed	(180,256,327)	(1,042,238,635)
Net increase (decrease) in net assets resulting from share transactions	1,517,090,988	(486,720,387)
Total increase (decrease) in net assets	1,296,173,923	(608,691,499)
Net Assets
Beginning of period	6,705,261,443	7,313,952,942
End of period	$8,001,435,366	$6,705,261,443
Other Information
Distributions in excess of net investment income end of period	$(9,978,386)	$(17,404,476)
Shares
Sold	14,204,053	3,869,893
Issued in reinvestment of distributions	1,776,215	1,270,561
Redeemed	(1,693,985)	(9,532,111)
Net increase (decrease)	14,286,283	(4,391,657)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mortgage Backed Securities Central Fund

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$108.77	$110.75	$109.15	$108.49	$105.15
Income from Investment Operations
Net investment income (loss)A	2.865	2.586	2.663	2.638	2.974
Net realized and unrealized gain (loss)	(3.468)	(1.473)	1.634	.553	3.253
Total from investment operations	(.603)	1.113	4.297	3.191	6.227
Distributions from net investment income	(2.797)	(2.905)	(2.697)	(2.531)	(2.887)
Distributions from net realized gain	–	(.188)	–	–	–
Total distributions	(2.797)	(3.093)	(2.697)	(2.531)	(2.887)
Net asset value, end of period	$105.37	$108.77	$110.75	$109.15	$108.49
Total ReturnB	(.55)%	1.05%	3.98%	2.96%	5.99%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	2.70%	2.38%	2.43%	2.40%	2.78%
Supplemental Data
Net assets, end of period (000 omitted)	$8,001,435	$6,705,261	$7,313,953	$5,109,126	$10,704,408
Portfolio turnover rateF	262%G	292%	336%	448%G	375%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Directors have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors of $106,529 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,850,471
Gross unrealized depreciation	(174,730,647)
Net unrealized appreciation (depreciation)	$(158,880,176)
Tax Cost	$9,856,587,657

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(53,557,440)
Net unrealized appreciation (depreciation) on securities and other investments	$(158,880,176)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(38,275,805)
Long-term	(15,281,635)
Capital loss carryforward	$(53,557,440)

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$188,730,847	$ 184,060,959
Long-term Capital Gains	–	5,310,399
Total	$188,730,847	$ 189,371,358

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$6,849,852	$663,433
Purchased Options	–	(85,538)
Swaps	1,678,365	455,853
Written Options	–	19,617
Totals	$8,528,217	$1,053,365

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps". For the period, the average monthly notional amount for swaps in the aggregate was $15,668,691.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions aggregated $167,494,823 and $22,248,687, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Exchange In-Kind. During the period, Fidelity Puritan Fund, Fidelity Investment Grade Bond Fund, Fidelity Advisor Balanced Fund, and Fidelity Balanced Fund (the Investing Funds) completed exchange in-kind transactions with the Fund. The Investing Funds delivered investments, including accrued interest valued at $211,244,490 (which included $116,153 of unrealized depreciation), in exchange for 1,957,961 shares of the Fund, as presented in the accompanying table. The value of investments delivered from the Investing Funds is included in proceeds from sales of shares in the accompanying Statements of Changes in Net Assets. Each Fund generally did not recognize gain or loss for federal income tax purposes.

Details of the transactions are presented in the accompanying table:

Fund	Value of investments, including accrued interest, delivered from Investing Fund	Unrealized appreciation (depreciation)	Exchanged number of shares
Fidelity Advisor Balanced Fund	$8,230,117	$(61,692)	$76,282
Fidelity Balanced Fund	106,799,146	(84,665)	989,889
Fidelity Investment Grade Bond Fund	21,225,835	48,797	196,736
Fidelity Puritan Fund	74,989,392	(18,593)	695,054
Total	$211,244,490	$(116,153)	$1,957,961

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $6,445.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,171.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,446.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and the Partners of Fidelity Mortgage Backed Securities Central Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Mortgage Backed Securities Central Fund (one of the funds constituting Fidelity Central Investment Portfolios II LLC, hereafter collectively referred to as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodians, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2007

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2007

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.0032%	$1,000.00	$1,012.10	$.02
Hypothetical-C		$1,000.00	$1,025.19	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Mortgage Backed Securities Central Fund voted to pay on October 15, 2018, to shareholders of record at the opening of business on October 12, 2018, a distribution of $0.037 per share derived from capital gains realized from sales of portfolio securities.

A total of 0.25% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $127,565,197 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MBSCEN-ANN-1018
1.833864.111

Item 2.

Code of Ethics

As of the end of the period, August 31, 2018, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Mortgage Backed Securities Central Fund (the “Fund”):

Services Billed by PwC

August 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mortgage Backed Securities Central Fund	$111,000	$11,900	$3,500	$6,600

August 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mortgage Backed Securities Central Fund	$180,000	$18,000	$31,500	$8,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2018A	August 31, 2017A
Audit-Related Fees	$7,605,000	$9,815,000
Tax Fees	$20,000	$155,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2018A	August 31, 2017A
PwC	$10,600,000	$12,565,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 25, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 25, 2018